Report of Independent
Registered Public Accounting
Firm

To the Board of Directors and
Unitholders of Macquarie Focused
Access Fund, LLC

In planning and performing our
audit of the financial statements of
Macquarie Focused Access Fund,
LLC (the "Fund") as of and for the
year ended April 30, 2026, in
accordance with the auditing
standards of the Public Company
Accounting Oversight Board (United
States) (PCAOB) and in accordance
with auditing standards generally
accepted in the United States of
America, we considered the Fund's
internal control over financial
reporting, including controls over
safeguarding securities, as a basis for
designing our auditing procedures
for the purpose of expressing our
opinion on the financial statements
and to comply with the requirements
of Form N-CEN, but not for the
purpose of expressing an opinion on
the effectiveness of the Fund's
internal control over financial
reporting.  Accordingly, we do not
express an opinion on the
effectiveness of the Fund's internal
control over financial reporting.

The management of the Fund is
responsible for establishing and
maintaining effective internal
control over financial reporting. In
fulfilling this responsibility,
estimates and judgments by
management are required to assess
the expected benefits and related
costs of controls. A company's
internal control over financial
reporting is a process designed to
provide reasonable assurance
regarding the reliability of financial
reporting and the preparation of
financial statements for external
purposes in accordance with
generally accepted accounting
principles. A company's internal
control over financial reporting
includes those policies and
procedures that (1) pertain to the
maintenance of records that, in
reasonable detail, accurately and
fairly reflect the transactions and
dispositions of the assets of the
company; (2) provide reasonable
assurance that transactions are
recorded as necessary to permit
preparation of financial statements
in accordance with generally
accepted accounting principles, and
that receipts and expenditures of the
company are being made only in
accordance with authorizations of
management and directors of the
company; and (3) provide
reasonable assurance regarding
prevention or timely detection of
unauthorized acquisition, use or
disposition of a company's assets
that could have a material effect on
the financial statements.

Because of its inherent limitations,
internal control over financial
reporting may not prevent or detect
misstatements. Also, projections of
any evaluation of effectiveness to
future periods are subject to the risk
that controls may become
inadequate because of changes in
conditions, or that the degree of
compliance with the policies or
procedures may deteriorate.

A deficiency in internal control over
financial reporting exists when the
design or operation of a control does
not allow management or
employees, in the normal course of
performing their assigned functions,
to prevent or detect misstatements
on a timely basis. A material
weakness is a deficiency, or a
combination of deficiencies, in
internal control over financial
reporting, such that there is a
reasonable possibility that a material
misstatement of the company's
annual or interim financial
statements will not be prevented or
detected on a timely basis.

Our consideration of the Fund's
internal control over financial
reporting was for the limited
purpose described in the first
paragraph and would not necessarily
disclose all deficiencies in internal
control over financial reporting that
might be material weaknesses and
therefore, material weaknesses may
exist that were not identified.
However, we noted no deficiencies
in the Fund's internal control over
financial reporting and its operation,
including controls over safeguarding
securities, that we consider to be a
material weakness as defined above
as of April 30, 2026.

This report is intended solely for the
information and use of the Board of
Directors of Macquarie Focused
Access Fund, LLC and the Securities
and Exchange Commission and is
not intended to be and should not be
used by anyone other than these
specified parties.


/s/PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania
June 26, 2026





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